Financial investments (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)
Financial investments
Investments	¥ 111,644,194		¥ 141,341,519			$ 15,964,907
Contribution					¥ 69,646,000
Capital commitment return	12,403,257	$ 1,773,642
Dividends	6,596,079	943,227
Impairment	0		0	¥ 0
Upward adjustment	0		0	0
Downward adjustment	0		0	0
Cumulative impairment losses	8,874,750					1,269,072
Recognized unrealized gains			17,133,677	6,497,518
Recognized unrealized loss	21,052,326	3,010,443
Decrease of fair value	(21,052,326)	(3,010,443)	17,133,677	¥ 6,497,518
Fixed term deposit in commercial bank	10,000,000	1,429,981	5,000,000
Amortization of net of allowance for credit loss	5,009,792		5,010,417			716,391	$ 716,480
Redeemed amount	10,062,632	1,438,937
Interest income	62,007	$ 8,867	10,417
Dragonfly Ventures Feeder, L.P.
Financial investments
Investments	95,789,583		114,164,666			13,697,728		¥ 63,726,000
IOSG Fund II LP
Financial investments
Investments	¥ 15,854,611		¥ 27,176,853			$ 2,267,179		¥ 19,117,800